Consolidated Statements Of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income		$ 284,288	$ 73,673	$ 56,556
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense		281,575	261,665	260,372
Bad debt (recovery) expense, net		(1,285)	(1,668)	2,002
Container (recovery) write-off from lessee default, net		(4,868)	(260)	7,179
Unrealized (gain) loss on financial instruments, net		(4,409)	6,044	15,442
Amortization of unamortized debt issuance costs and accretion of bond discounts	[1]	9,845	8,112	7,953
Debt termination expense	[1]	15,209	8,750
Amortization of intangible assets		2,540	2,572	2,093
Gain on sale of owned fleet containers, net		(67,229)	(27,230)	(21,397)
Gain on settlement of pre-existing management agreement				(1,823)
Share-based compensation expense		6,699	4,723	4,388
Decrease (increase) in:
Accounts receivable, net		(6,686)	11,539	25,530
Trading containers, net		(1,911)	7,211	19,549
Receipt of payments on finance leases, net of income earned		104,770	44,569	49,796
Interest portion of container leaseback financing receivable		122	(933)	(2,286)
Prepaid expenses and other current assets		(2,577)	1,103	8,693
Due from affiliates, net		(867)	371	(39)
Receipt of marketable securities from a lessee		(5,789)
Proceeds from sale of marketable securities		2,112
Other assets		1,139	502	(10,000)
Increase (decrease) in:
Accounts payable and accrued expenses		(2,350)	981	(4,363)
Other liabilities		14,823	(1,354)	13,519
Due to container investors, net		(712)	(3,281)	(6,407)
Settlement of interest rate swaps		(14,350)
Long-term income tax payable		700	138	339
Deferred taxes, net		994	(972)	1,449
Total adjustments		327,495	322,582	371,989
Net cash provided by operating activities		611,783	396,255	428,545
Cash flows from investing activities:
Purchase of containers and fixed assets		(2,083,819)	(746,145)	(466,993)
Payments on container leaseback financing receivable		(18,705)	(116,263)	(281,445)
Payment for Leased Assets Pool Company Limited, net of cash acquired				(171,841)
Proceeds from sale of containers and fixed assets		142,276	151,021	150,742
Receipt of principal payments on container leaseback financing receivable		30,119	21,485	7,745
Net cash used in investing activities		(1,930,129)	(689,902)	(761,792)
Cash flows from financing activities:
Proceeds from debt		4,863,756	2,114,260	1,439,223
Payments on debt		(3,635,663)	(1,799,870)	(1,049,857)
Payment of debt issuance costs		(27,895)	(13,637)	(9,417)
Proceeds from container leaseback financing liability, net		16,305		17,448
Principal repayments on container leaseback financing liability, net		(3,314)	(12,825)
Issuance of preferred shares, net of underwriting discount		290,550
Purchase of treasury shares		(72,220)	(68,493)	(8,597)
Issuance of common shares upon exercise of share options		9,043	1,295	126
Dividends paid on common shares		(12,285)
Dividends paid on preferred shares		(9,975)
Dividends paid to noncontrolling interest				(2,744)
Purchase of noncontrolling interest		(21,500)
Other		(970)
Net cash provided by financing activities		1,395,832	220,730	386,182
Effect of exchange rate changes		(79)	177	42
Net increase (decrease) in cash, cash equivalents and restricted cash		77,407	(72,740)	52,977
Cash, cash equivalents and restricted cash, beginning of the year		205,165	277,905	224,928
Cash, cash equivalents and restricted cash, end of the year		282,572	205,165	277,905
Supplemental disclosures of cash flow information:
Cash paid for interest expense and realized (loss) gain on derivative instruments, net		145,711	126,958	142,248
Net income taxes paid		1,567	34	42
Supplemental disclosures of noncash operating activities:
Right-of-use asset for leased properties		272	574	11,276
Supplemental disclosures of noncash investing activities:
(Decrease) increase in accrued container purchases		(90,679)	222,253	(33,316)
Containers placed in finance leases		$ 1,043,323	$ 635,004	$ 173,856

[1]	Amounts for the years ended December 31, 2020 and 2019 have been reclassified to conform with the 2021 presentation (see Note 1 (w) “Reclassifications and Changes in Presentation”).